Plan of arrangement and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Strategic Reorganization [Abstract]
Schedule Of Assets And Liabilities Transferred To Related Party [Table Text Block]
The closing of the Arrangement resulted in the following Spin-off assets and liabilities being distributed to Mason Resources on May 9, 2017:

	May 9, 2017	December 31, 2016
Current assets
Cash	$8,843	$129
Receivables and prepaids	137	219
	8,980	348
Long-term assets
Equipment	25	25
Mineral property interest	37,699	38,379
Reclamation deposits and other	481	481
	38,205	38,885
Current liabilities
Accounts payable and accrued liabilities	(34)	(230)
Long-term liabilities
Deferred income taxes	(2,937)	(3,015)
Net assets	$44,214	$35,988

Disposal Groups, Including Discontinued Operations [Table Text Block]
The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

	2017	2016	2015
Expenses
Exploration	$239	$1,366	$3,502
General and administrative	19	84	188
Depreciation	4	15	22
Foreign exchange gain	(86)	-	(1)
Net loss from discontinued operations	$176	$1,465	$3,711